SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Jun. 22, 2022	Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash equivalents	$ 0	$ 0		$ 0
Deferred underwriting fee waived		8,505,100	$ 8,505,100
Unrecognized tax benefits	0	0		0
Unrecognized tax benefits accrued for interest and penalties	$ 0	$ 0		$ 0
Shares excluded from calculation of diluted loss per share	11,523,422	11,523,444
Public Warrants
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Warrants outstanding	6,075,050	6,075,052		6,075,052
Private Placement Warrants
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Warrants outstanding		5,448,372		5,448,372